Receivables From And Payables To Brokers, Dealers And Clearing Organizations (Tables)	12 Months Ended
Dec. 31, 2016
Due To And From Broker Dealers And Clearing Organizations [Abstract]
Amounts Receivable From Brokers, Dealers, And Clearing Organizations

Amounts receivable from brokers, dealers, and clearing organizations at December 31, 2016 and 2015, included (in thousands):

	December 31,
	2016	2015
Deposits paid for securities borrowed	$382,691	$318,105
Receivables from clearing organizations	568,373	260,077
Securities failed to deliver	73,688	23,649
	$1,024,752	$601,831

Amounts Payable To Brokers, Dealers, And Clearing Organizations

Amounts payable to brokers, dealers, and clearing organizations at December 31, 2016 and 2015, included (in thousands):

	December 31,
	2016	2015
Deposits received from securities loaned	$478,814	$329,670
Payable to clearing organizations	16,411	92,008
Securities failed to receive	27,882	16,353
	$523,107	$438,031